Stock-based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 03, 2009 Minimum [Member]
Stock-based Compensation (Textual) [Abstract]
Issuance of common stock, share	99,194,990		95,678,255	20,375,500	30,000,000	15,000,000	4,000,000	0
Stock Based Compensation (Additional Textual) [Abstract]
Options available for grant	16,737,750
Fair value of shares vested	$ 1.0		$ 2.5
Total unrecognized compensation cost	1.0		1.4
Cost expected to recover over a weighted-average period of time	10 months 24 days		1 year 6 months
Total unrecognized compensation expense	$ 0.1		$ 0.1
Fair market value of options granted	$ 0.23	$ 0.34		$ 0.53
Number of shares, Exercised	0		600,000	0
Common stock issuance			246,141